Fair Value Measurements (Fair Value, Option, Quantitative Disclosures) (Detail) $ in Millions		12 Months Ended
		Dec. 31, 2022 USD ($) $ / MWh $ / MMBTU		Dec. 31, 2021 USD ($)
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets		$ 2,176		$ 613
Fair Value of Derivative Liabilities		1,404		868
Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets		882		300
Fair Value of Derivative Liabilities		$ 456		470
Commodity | Natural Gas | Maximum | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Price volatility (percentage)	[1]	63.00%
Fair Value, Measurements, Recurring
Fair Value, Option, Quantitative Disclosures [Line Items]
Total assets		$ 7,782		8,161
Total liabilities		1,404		868
Fair Value, Measurements, Recurring | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Total assets		3,902		3,847
Total liabilities		456		470
Fair Value, Measurements, Recurring | Commodity
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets		769		282
Fair Value of Derivative Liabilities		926		469
Fair Value, Measurements, Recurring | Commodity | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets		268		146
Fair Value of Derivative Liabilities		348		133
Fair Value, Measurements, Recurring | Level 3
Fair Value, Option, Quantitative Disclosures [Line Items]
Total assets		437	[2]	230
Total liabilities		15	[2]	8
Fair Value, Measurements, Recurring | Level 3 | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Total assets		236	[2]	110
Total liabilities		15	[2]	8
Fair Value, Measurements, Recurring | Level 3 | Commodity
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets		437		230
Fair Value of Derivative Liabilities		15		8
Fair Value, Measurements, Recurring | Level 3 | Commodity | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets		236		110
Fair Value of Derivative Liabilities		15		$ 8
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow | Commodity | Natural Gas
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Liabilities	[2],[3]	10
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow | Commodity | Natural Gas | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Liabilities	[2],[3]	$ 10
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow | Commodity | Natural Gas | Minimum | Derivative Financial Instruments, Liabilities | Market Price
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[2],[3]	(2)
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow | Commodity | Natural Gas | Minimum | Derivative Financial Instruments, Liabilities | Market Price | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[2],[3]	(2)
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow | Commodity | Natural Gas | Maximum | Derivative Financial Instruments, Liabilities | Market Price
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[2],[3]	4
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow | Commodity | Natural Gas | Maximum | Derivative Financial Instruments, Liabilities | Market Price | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[2],[3]	4
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow | Commodity | Natural Gas | Weighted Average | Derivative Financial Instruments, Liabilities | Market Price
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[2],[3],[4]	(1)
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow | Commodity | Natural Gas | Weighted Average | Derivative Financial Instruments, Liabilities | Market Price | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[2],[3],[4]	(1)
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow | Commodity | FTRs
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets	[2]	$ 214
Fair Value of Derivative Liabilities	[2]	5
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow | Commodity | FTRs | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets	[2]	214
Fair Value of Derivative Liabilities	[2]	$ 5
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow | Commodity | FTRs | Minimum | Assets | Market Price
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[2]	2
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow | Commodity | FTRs | Minimum | Assets | Market Price | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[2]	2
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow | Commodity | FTRs | Minimum | Derivative Financial Instruments, Liabilities | Market Price
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[2]	2
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow | Commodity | FTRs | Minimum | Derivative Financial Instruments, Liabilities | Market Price | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[2]	2
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow | Commodity | FTRs | Maximum | Assets | Market Price
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[2]	24
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow | Commodity | FTRs | Maximum | Assets | Market Price | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[2]	24
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow | Commodity | FTRs | Maximum | Derivative Financial Instruments, Liabilities | Market Price
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[2]	12
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow | Commodity | FTRs | Maximum | Derivative Financial Instruments, Liabilities | Market Price | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[2]	12
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow | Commodity | FTRs | Weighted Average | Assets | Market Price
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[2],[4]	6
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow | Commodity | FTRs | Weighted Average | Assets | Market Price | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[2],[4]	6
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow | Commodity | FTRs | Weighted Average | Derivative Financial Instruments, Liabilities | Market Price
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[2],[4]	5
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow | Commodity | FTRs | Weighted Average | Derivative Financial Instruments, Liabilities | Market Price | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[2],[4]	5
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow | Commodity | Electricity
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets	[2]	$ 201
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow | Commodity | Electricity | Minimum | Assets | Market Price
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[2]	27
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow | Commodity | Electricity | Maximum | Assets | Market Price
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[2]	110
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow | Commodity | Electricity | Weighted Average | Assets | Market Price
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[2],[4]	51
Fair Value, Measurements, Recurring | Level 3 | Option Model | Commodity | Natural Gas
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets	[2],[3]	$ 22
Fair Value, Measurements, Recurring | Level 3 | Option Model | Commodity | Natural Gas | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets	[2],[3]	$ 22
Fair Value, Measurements, Recurring | Level 3 | Option Model | Commodity | Natural Gas | Minimum | Assets | Market Price
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[2],[3]	3
Fair Value, Measurements, Recurring | Level 3 | Option Model | Commodity | Natural Gas | Minimum | Assets | Market Price | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[2],[3]	3
Fair Value, Measurements, Recurring | Level 3 | Option Model | Commodity | Natural Gas | Minimum | Assets | Price Volatility
Fair Value, Option, Quantitative Disclosures [Line Items]
Price volatility (percentage)	[1]	11.00%
Fair Value, Measurements, Recurring | Level 3 | Option Model | Commodity | Natural Gas | Maximum | Assets | Market Price
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[2],[3]	16
Fair Value, Measurements, Recurring | Level 3 | Option Model | Commodity | Natural Gas | Maximum | Assets | Market Price | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[2],[3]	16
Fair Value, Measurements, Recurring | Level 3 | Option Model | Commodity | Natural Gas | Maximum | Assets | Price Volatility
Fair Value, Option, Quantitative Disclosures [Line Items]
Price volatility (percentage)	[1]	63.00%
Fair Value, Measurements, Recurring | Level 3 | Option Model | Commodity | Natural Gas | Weighted Average | Assets | Market Price
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[2],[3],[4]	10
Fair Value, Measurements, Recurring | Level 3 | Option Model | Commodity | Natural Gas | Weighted Average | Assets | Market Price | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[2],[3],[4]	10
Fair Value, Measurements, Recurring | Level 3 | Option Model | Commodity | Natural Gas | Weighted Average | Derivative Financial Instruments, Liabilities | Price Volatility
Fair Value, Option, Quantitative Disclosures [Line Items]
Price volatility (percentage)	[1],[4]	45.00%
Fair Value, Measurements, Recurring | Level 3 | Option Model | Physical Options | Natural Gas | Minimum | Derivative Financial Instruments, Liabilities | Price Volatility | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Price volatility (percentage)	[1]	11.00%
Fair Value, Measurements, Recurring | Level 3 | Option Model | Physical Options | Natural Gas | Weighted Average | Derivative Financial Instruments, Liabilities | Price Volatility | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Price volatility (percentage)	[1],[4]	45.00%

[1]	Represents volatilities unrepresented in published markets.
[2]	Represents market prices beyond defined terms for Levels 1 and 2.
[3]	Includes basis.
[4]	Averages weighted by volume.